Note 14 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
14.	Derivative Financial Instruments

Interest rate swaps

On July 24, 2018, the Company entered into an interest rate swap with HSBC for a notional amount of $5.0 million, with inception date on July 24, 2018 and maturity date on July 24, 2023. Under this contract, HSBC made a quarterly payment to the Company equal to the 3-month LIBOR while the Company paid a fixed rate of 2.93% based on the notional amount.

On April 9, 2020, the Company entered into an interest rate swap with HSBC for a notional amount of $10.0 million, with inception date on April 15, 2020 and maturity date on April 15, 2025. Under this contract, HSBC made a quarterly payment to the Company equal to the 3-month LIBOR while the Company paid a fixed rate of 0.737% based on the notional amount.

On October 12, 2021, the Company entered into an interest rate swap with HSBC for a notional amount of $10.0 million, with inception date on October 14, 2021 and maturity date on October 14, 2025. Under this contract, HSBC made a quarterly payment to the Company equal to the 3-month LIBOR while the Company paid a fixed rate of 1.032% based on the notional amount.

In March 2023, the Company decided to liquidate its position into the three aforementioned interest rate swap agreements realizing a gain of $1.6 million.

On June 17, 2022, the Company entered into an interest rate swap with NBG for a notional amount of $10.0 million, with inception date on January 3, 2023 and maturity date on January 3, 2028. Under this contract, NBG made a quarterly payment to the Company equal to the 3-month SOFR while the Company paid a fixed rate of 3.189% based on the notional amount. In October 2025, the Company decided to liquidate its position into this interest rate swap agreement realizing a gain of $0.01 million.

The interest rate swaps did not qualify for hedge accounting as of December 31, 2024 and 2025.

Freight Forward Agreements (“FFA”)

In the fourth quarter of 2022 the Company entered into an FFA contract on the Baltic Panamax Index (“BPI”) for the first three calendar months of 2023, totaling 90 days at an average rate of $12,000.

In the first quarter of 2023 the Company entered into four FFA contracts on the BPI (a contract for April, May and June of 2023, totaling 90 days at an average TCE rate of $16,500, a contract for April, May and June of 2023, totaling 90 days at an average TCE rate of $17,750, a contract for July, August and September of 2023, totaling 90 days at an average TCE rate of $16,250 and a contract for July, August and September of 2023, totaling 90 days at an average TCE rate of $17,500). In the fourth quarter of 2023 the Company entered into three additional contracts on the BPI (a contract for the first three calendar months of 2025, totaling 90 days at an average TCE rate of $10,100, a contract for the first three calendar months of 2024, totaling 90 days at an average TCE rate of $10,000 and a contract for the first three calendar months of 2024, totaling 90 days at an average TCE rate of $10,675).

During 2024, the Company did not enter into any FFA contracts.

In the fourth quarter of 2025 the Company entered into two FFA contracts on the Baltic Supramax index (“BSI”) 10TC (a contract for January, February and March of 2026, totaling 135 days at an average TCE rate of $12,000 and a contract for January, February and March of 2026, totaling 45 days at an average TCE rate of $12,050).

The contracts are settled on a monthly basis using the average of the BPI or the BSI for the days of the month the BPI or the BSI is published.  The Company receives a payment if the average BPI or BSI for the month is below the contract rate equal to the difference of the contract rate less the average BPI or BSI for the month multiplied by the number of contract days sold; if the average BPI or BSI for the month is greater than the contract rate the Company makes a payment equal to the difference of the average BPI or BSI for the month less the contract rate multiplied by the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two rates for the period covered by the contracts.

The FFA contracts did not qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contracts (see Note 15).

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2024	December 31, 2025
Interest rate swap contract	Current assets - Derivatives	120,675	-
FFA contracts	Current assets – Derivatives	-	84,510
Interest rate swap contract	Long-term assets – Derivatives	144,523	-
Total derivatives assets		265,198	84,510

Derivatives not designated as hedging instruments	Location of gain / (loss) recognized	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Interest rate swap contracts – Change in fair value	Gain / (loss) on derivatives, net	(1,923,681)	86,340	(265,198)
Interest rate swap contracts - Realized gain	Gain / (loss) on derivatives, net	1,941,446	218,454	136,513
FFA contracts – Change in fair value	Gain / (loss) on derivatives, net	(1,328,550)	1,287,720	84,510
FFA contracts – Realized gain / (loss)	Gain / (loss) on derivatives, net	2,529,160	(954,817)	-
Total gain / (loss) on derivatives, net		1,218,375	637,697	(44,175)

The Company’s FFA contracts discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2024 and 2025 amounted to nil and $284,460, respectively, and are included within “Restricted cash” under "Current assets" in the consolidated balance sheets.